Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
Common stocks: 93.65%
Australia: 1.47%
Fortescue Metals Group Limited (Materials, Metals & mining)	267,553	$ 3,757,007
Canada: 1.59%
IGM Financial Incorporated (Financials, Capital markets)	64,761	2,275,283
Russell Metals Incorporated (Industrials, Trading companies & distributors)	71,992	1,796,473
		4,071,756
China: 3.02%
Lenovo Group Limited (Information technology, Technology hardware, storage & peripherals)	2,192,000	2,375,488
Logan Property Holdings Company Limited (Real estate, Real estate management & development)	2,932,241	1,823,942
Postal Savings Bank of China Company Limited Class H (Financials, Banks) 144A	4,216,000	3,512,560
		7,711,990
Denmark: 1.15%
Novo Nordisk AS Class B (Health care, Pharmaceuticals)	29,643	2,948,537
France: 6.94%
BNP Paribas SA (Financials, Banks)	34,598	2,469,930
L'Oréal SA (Consumer staples, Personal products)	11,642	4,972,841
Sanofi SA (Health care, Pharmaceuticals)	25,755	2,692,995
Schneider Electric SE (Industrials, Electrical equipment)	12,887	2,182,997
Total SA (Energy, Oil, gas & consumable fuels)	53,374	3,035,242
Vivendi SE (Communication services, Entertainment)	181,522	2,378,912
		17,732,917
Germany: 2.21%
Bayerische Motoren Werke AG (Consumer discretionary, Automobiles)	31,172	3,299,335
Siemens AG (Industrials, Industrial conglomerates)	14,778	2,346,319
		5,645,654
Japan: 4.14%
ORIX Corporation (Financials, Diversified financial services)	210,925	4,350,776
SoftBank Corporation (Communication services, Wireless telecommunication services)	298,000	3,735,687
Toyota Motor Corporation (Consumer discretionary, Automobiles)	126,300	2,496,088
		10,582,551
Netherlands: 2.54%
Adyen NV (Information technology, IT services) 144A†	981	1,996,234
ASML Holding NV (Information technology, Semiconductors & semiconductor equipment)	3,236	2,191,725
ING Groep NV (Financials, Banks)	155,392	2,298,108
		6,486,067
See accompanying notes to portfolio of investments

Allspring Global Dividend Opportunity Fund  |  1

Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
South Africa: 1.23%
Vodacom Group Limited (Communication services, Wireless telecommunication services)	329,090	$ 3,143,805
South Korea: 3.70%
KB Financial Group Incorporated (Financials, Banks)	62,333	3,089,203
Samsung Electronics Company Limited GDR (Information technology, Technology hardware, storage & peripherals) 144A	2,434	3,795,215
SK Telecom Company Limited (Communication services, Wireless telecommunication services)	54,398	2,589,078
		9,473,496
Sweden: 1.07%
Evolution Gaming Group (Consumer discretionary, Hotels, restaurants & leisure) 144A	21,984	2,735,186
Switzerland: 1.02%
Logitech International SA (Information technology, Technology hardware, storage & peripherals)	30,948	2,600,546
Taiwan: 1.59%
Taiwan Semiconductor Manufacturing Company Limited ADR (Information technology, Semiconductors & semiconductor equipment)	33,131	4,062,855
United Kingdom: 8.29%
Barratt Developments plc (Consumer discretionary, Household durables)	242,756	2,019,010
Ferguson plc (Industrials, Trading companies & distributors)	20,945	3,294,448
GlaxoSmithKline plc (Health care, Pharmaceuticals)	146,773	3,275,384
Shell plc (Energy, Oil, gas & consumable fuels)	110,112	2,828,636
SSE plc (Utilities, Electric utilities)	116,505	2,506,724
Tesco plc (Consumer staples, Food & staples retailing)	794,377	3,190,751
Vodafone Group plc (Communication services, Wireless telecommunication services)	2,316,390	4,067,267
		21,182,220
United States: 53.69%
AbbVie Incorporated (Health care, Biotechnology) #	43,444	5,947,049
AGNC Investment Corporation (Financials, Mortgage REITs) #	146,810	2,185,983
Alphabet Incorporated Class A (Communication services, Interactive media & services) †#	1,742	4,713,974
Amazon.com Incorporated (Consumer discretionary, Internet & direct marketing retail) †#	1,231	3,682,500
Apple Incorporated (Information technology, Technology hardware, storage & peripherals) #	49,052	8,573,309
Ares Capital Corporation (Financials, Capital markets) #	187,867	4,151,861
BlackRock Incorporated (Financials, Capital markets) #	3,672	3,021,836
Blackstone Mortgage Trust Incorporated Class A (Financials, Mortgage REITs)	2,664	83,703
Bristol-Myers Squibb Company (Health care, Pharmaceuticals) #	72,078	4,677,141
Bristow Group Incorporated (Energy, Energy equipment & services) †	6,056	198,940
ConocoPhillips (Energy, Oil, gas & consumable fuels) #	49,755	4,409,288
See accompanying notes to portfolio of investments

2  |  Allspring Global Dividend Opportunity Fund

Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
United States: (continued)
Costco Wholesale Corporation (Consumer staples, Food & staples retailing) #	10,541	$ 5,324,575
Crane Company (Industrials, Machinery) #	26,500	2,743,015
CVS Health Corporation (Health care, Health care providers & services) #	43,707	4,655,233
Danaher Corporation (Health care, Life sciences tools & services) #	13,703	3,916,180
Denbury Incorporated (Energy, Oil, gas & consumable fuels) †	1,922	144,419
Devon Energy Corporation (Energy, Oil, gas & consumable fuels) #	57,679	2,916,827
Easterly Government Properties Incorporated (Real estate, Equity REITs) #	176,848	3,708,503
Emerson Electric Company (Industrials, Electrical equipment) #	49,239	4,527,526
General Motors Company (Consumer discretionary, Automobiles) †	49,276	2,598,323
HCA Healthcare Incorporated (Health care, Health care providers & services)	16,669	4,001,393
Hillenbrand Incorporated (Industrials, Machinery)	77,716	3,612,240
HP Incorporated (Information technology, Technology hardware, storage & peripherals)	61,738	2,267,637
Intercontinental Exchange Incorporated (Financials, Capital markets)	25,600	3,242,496
International Business Machines Corporation (Information technology, IT services)	17,657	2,358,445
JPMorgan Chase & Company (Financials, Banks)	19,793	2,941,240
Keysight Technologies Incorporated (Information technology, Electronic equipment, instruments & components) †	16,535	2,791,439
Kinder Morgan Incorporated (Energy, Oil, gas & consumable fuels)	101,064	1,754,471
KLA Corporation (Information technology, Semiconductors & semiconductor equipment)	7,413	2,885,659
Ladder Capital Corporation (Financials, Mortgage REITs)	7,384	87,796
Microsoft Corporation (Information technology, Software)	31,096	9,670,234
NVIDIA Corporation (Information technology, Semiconductors & semiconductor equipment)	8,817	2,158,931
Oaktree Specialty Lending Company (Financials, Capital markets)	328,697	2,475,088
Qualcomm Incorporated (Information technology, Semiconductors & semiconductor equipment)	20,979	3,687,269
Starwood Property Trust Incorporated (Financials, Mortgage REITs)	3,300	81,675
Target Corporation (Consumer discretionary, Multiline retail)	12,587	2,774,552
Tesla Motors Incorporated (Consumer discretionary, Automobiles) †	2,002	1,875,313
UnitedHealth Group Incorporated (Health care, Health care providers & services)	11,885	5,616,494
Visa Incorporated Class A (Information technology, IT services)	14,756	3,337,365
See accompanying notes to portfolio of investments

Allspring Global Dividend Opportunity Fund  |  3

Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
United States: (continued)
Walmart Incorporated (Consumer staples, Food & staples retailing)	36,480	$ 5,100,269
Williams-Sonoma Incorporated (Consumer discretionary, Specialty retail)	14,355	2,304,552
		137,204,743
Total Common stocks (Cost $196,839,862)		239,339,330

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 17.61%
Canada: 0.03%
Bausch Health Companies Incorporated (Health care, Pharmaceuticals) 144A%%	6.13%	2-1-2027	$65,000	65,244
United States: 17.58%
180 Medical Incorporated (Health care, Health care providers & services) 144A	3.88	10-15-2029	200,000	194,500
AdaptHealth LLC (Health care, Health care providers & services) 144A	4.63	8-1-2029	55,000	52,250
Aethon United (Energy, Oil, gas & consumable fuels) 144A	8.25	2-15-2026	265,000	279,079
Air Methods Corporation (Health care, Health care providers & services) 144A	8.00	5-15-2025	330,000	268,125
Allied Universal Holdco LLC (Consumer discretionary, Household durables) 144A	6.63	7-15-2026	135,000	138,627
Allison Transmission Incorporated (Consumer discretionary, Auto components) 144A	5.88	6-1-2029	200,000	210,684
American Airlines Group Incorporated (Industrials, Airlines) 144A	5.50	4-20-2026	275,000	281,531
American Airlines Group Incorporated (Industrials, Airlines) 144A	5.75	4-20-2029	405,000	414,619
Amwins Group Incorporated (Financials, Insurance) 144A	4.88	6-30-2029	250,000	244,688
Antero Resources Corporation (Energy, Oil, gas & consumable fuels) 144A	5.38	3-1-2030	135,000	139,698
Antero Resources Corporation (Energy, Oil, gas & consumable fuels) 144A	8.38	7-15-2026	26,000	28,999
Arches Buyer Incorporated (Materials, Metals & mining) 144A	4.25	6-1-2028	175,000	165,251
Arches Buyer Incorporated (Materials, Metals & mining) 144A	6.13	12-1-2028	80,000	77,700
Archrock Partners LP (Energy, Oil, gas & consumable fuels) 144A	6.25	4-1-2028	125,000	125,495
Archrock Partners LP (Energy, Oil, gas & consumable fuels) 144A	6.88	4-1-2027	100,000	102,565
Asbury Automotive Group Incorporated (Consumer discretionary, Specialty retail)	4.75	3-1-2030	83,000	81,792
Avantor Funding Incorporated (Health care, Health care equipment & supplies) 144A	3.88	11-1-2029	95,000	91,200
Ball Corporation (Materials, Containers & packaging)	2.88	8-15-2030	500,000	463,750
Berry Global Incorporated (Materials, Containers & packaging) 144A	5.63	7-15-2027	25,000	25,736
Blackstone Mortgage Trust Incorporated (Financials, Mortgage REITs) 144A	3.75	1-15-2027	70,000	67,025
Bristow Group Incorporated (Energy, Energy equipment & services) 144A	6.88	3-1-2028	500,000	503,750
See accompanying notes to portfolio of investments

4  |  Allspring Global Dividend Opportunity Fund

Portfolio of investments—January 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States: 17.58% (continued)
Broadstreet Partners Incorporated (Financials, Insurance) 144A	5.88%	4-15-2029	$295,000	$ 281,283
Buckeye Partners LP (Energy, Oil, gas & consumable fuels)	5.85	11-15-2043	200,000	182,970
Cablevision Lightpath LLC (Communication services, Diversified telecommunication services) 144A	5.63	9-15-2028	130,000	124,084
Cablevision Lightpath LLC (Communication services, Diversified telecommunication services) 144A	3.88	9-15-2027	40,000	37,506
Carnival Corporation (Consumer discretionary, Hotels, restaurants & leisure) 144A	10.50	2-1-2026	70,000	78,610
Carnival Corporation (Consumer discretionary, Hotels, restaurants & leisure) 144A	4.00	8-1-2028	170,000	161,718
Carnival Corporation (Consumer discretionary, Hotels, restaurants & leisure) 144A	6.00	5-1-2029	145,000	139,490
Carnival Corporation (Consumer discretionary, Hotels, restaurants & leisure) 144A	7.63	3-1-2026	209,000	213,180
Carnival Corporation (Consumer discretionary, Hotels, restaurants & leisure) 144A	9.88	8-1-2027	100,000	112,125
CCM Merger Incorporated (Consumer discretionary, Hotels, restaurants & leisure) 144A	6.38	5-1-2026	560,000	579,600
CCO Holdings LLC (Communication services, Media) 144A	4.25	2-1-2031	500,000	476,990
CCO Holdings LLC (Communication services, Media) 144A	4.25	1-15-2034	125,000	115,656
CCO Holdings LLC (Communication services, Media) 144A	4.50	8-15-2030	125,000	121,875
CCO Holdings LLC (Communication services, Media)	4.50	5-1-2032	75,000	72,281
CCO Holdings LLC (Communication services, Media) 144A	5.00	2-1-2028	25,000	25,305
Chemours Company (Materials, Chemicals) 144A	4.63	11-15-2029	220,000	209,550
Cheniere Energy Partners LP (Energy, Oil, gas & consumable fuels) 144A	3.25	1-31-2032	150,000	141,087
Cheniere Energy Partners LP (Energy, Oil, gas & consumable fuels)	4.50	10-1-2029	75,000	76,667
Cheniere Energy Partners LP (Energy, Oil, gas & consumable fuels) 144A	5.50	6-15-2031	275,000	274,073
CHS Incorporated (Consumer staples, Food products) 144A%%	5.25	5-15-2030	95,000	94,592
CHS Incorporated (Consumer staples, Food products) 144A	6.00	1-15-2029	10,000	10,184
CHS Incorporated (Consumer staples, Food products) 144A	6.63	2-15-2025	165,000	170,759
CHS Incorporated (Consumer staples, Food products) 144A	6.88	4-15-2029	300,000	296,625
CIENA Corporation (Information technology, Communications equipment) 144A	4.00	1-31-2030	55,000	54,450
Cinemark USA Incorporated (Communication services, Media) 144A	5.25	7-15-2028	275,000	260,563
Cinemark USA Incorporated (Communication services, Media) 144A	5.88	3-15-2026	75,000	73,688
Cinemark USA Incorporated (Communication services, Media) 144A	8.75	5-1-2025	90,000	94,388
Clarios Global LP (Consumer discretionary, Auto components) 144A	6.25	5-15-2026	75,000	77,531
Clarios Global LP (Consumer discretionary, Auto components) 144A	6.75	5-15-2025	22,000	22,825
Clear Channel Outdoor Holdings (Communication services, Media) 144A	5.13	8-15-2027	75,000	75,000
Clear Channel Outdoor Holdings (Communication services, Media) 144A	7.75	4-15-2028	130,000	134,875
Clearwater Paper Corporation (Materials, Paper & forest products) 144A	5.38	2-1-2025	50,000	52,625
Clearwater Paper Corporation (Materials, Paper & forest products) 144A	4.75	8-15-2028	20,000	19,950
See accompanying notes to portfolio of investments

Allspring Global Dividend Opportunity Fund  |  5

Portfolio of investments—January 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States: 17.58% (continued)
Cleveland-Cliffs Incorporated (Materials, Metals & mining) 144A	4.88%	3-1-2031	$150,000	$ 147,000
Cleveland-Cliffs Incorporated (Materials, Metals & mining)	5.88	6-1-2027	85,000	87,969
Coinbase Global Incorporated (Financials, Capital markets) 144A	3.63	10-1-2031	225,000	196,031
CommScope Technologies LLC (Information technology, Communications equipment) 144A	5.00	3-15-2027	200,000	178,106
CommScope Technologies LLC (Information technology, Communications equipment) 144A	8.25	3-1-2027	265,000	259,271
Compression Partners LP (Communication services, Media)	6.88	9-1-2027	55,000	56,480
Consolidated Communications Holdings Incorporated (Communication services, Wireless telecommunication services) 144A	6.50	10-1-2028	130,000	133,861
Cooper Tire & Rubber Company (Consumer discretionary, Auto components)	7.63	3-15-2027	475,000	542,094
CoreCivic Incorporated (Industrials, Commercial services & supplies)	8.25	4-15-2026	275,000	287,375
Covert Mergeco Incorporated (Communication services, Media) 144A	4.88	12-1-2029	185,000	183,779
Crown Cork & Seal Company Incorporated (Materials, Containers & packaging)	7.38	12-15-2026	150,000	174,000
CSC Holdings LLC (Communication services, Media) 144A	4.13	12-1-2030	190,000	173,886
CSC Holdings LLC (Communication services, Media) 144A	4.63	12-1-2030	450,000	400,500
CSC Holdings LLC (Communication services, Media) 144A	5.75	1-15-2030	275,000	259,127
CSC Holdings LLC (Communication services, Media) 144A	7.50	4-1-2028	200,000	206,748
Davita Incorporated (Health care, Health care providers & services) 144A	4.63	6-1-2030	250,000	243,222
DCP Midstream Operating Company (Energy, Oil, gas & consumable fuels)	5.13	5-15-2029	110,000	116,600
DIRECTV Holdings LLC (Communication services, Media) 144A	5.75	12-1-2028	310,000	296,645
DIRECTV Holdings LLC (Communication services, Media) 144A	5.88	8-15-2027	170,000	170,629
DISH DBS Corporation (Communication services, Media)	7.75	7-1-2026	80,000	82,329
DT Midstream Incorporated (Energy, Oil, gas & consumable fuels) 144A	4.13	6-15-2029	75,000	73,987
DT Midstream Incorporated (Energy, Oil, gas & consumable fuels) 144A	4.38	6-15-2031	160,000	158,000
Enact Holdings Incorporated (Financials, Insurance) 144A	6.50	8-15-2025	405,000	428,563
Encino Acquisition Partners Company (Energy, Oil, gas & consumable fuels) 144A	8.50	5-1-2028	420,000	424,725
Encompass Health Corporation (Health care, Health care providers & services)	4.50	2-1-2028	75,000	74,813
Encompass Health Corporation (Health care, Health care providers & services)	4.75	2-1-2030	100,000	98,750
Encompass Health Corporation (Health care, Health care providers & services)	4.63	4-1-2031	40,000	39,233
EnLink Midstream Partners LP (Energy, Oil, gas & consumable fuels)	5.05	4-1-2045	180,000	154,260
EnLink Midstream Partners LP (Energy, Oil, gas & consumable fuels)	5.38	6-1-2029	480,000	484,416
EnLink Midstream Partners LP (Energy, Oil, gas & consumable fuels)	5.60	4-1-2044	200,000	181,000
EnLink Midstream Partners LP (Energy, Oil, gas & consumable fuels) 144A	5.63	1-15-2028	40,000	41,068
See accompanying notes to portfolio of investments

6  |  Allspring Global Dividend Opportunity Fund

Portfolio of investments—January 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States: 17.58% (continued)
Enviva Partners LP (Energy, Oil, gas & consumable fuels) 144A	6.50%	1-15-2026	$500,000	$ 516,565
Fair Isaac Corporation (Information technology, Software) 144A	5.25	5-15-2026	215,000	229,924
FirstCash Incorporated (Financials, Consumer finance) 144A	5.63	1-1-2030	140,000	139,927
FirstCash Incorporated (Financials, Consumer finance) 144A	4.63	9-1-2028	95,000	91,600
Ford Motor Company (Consumer discretionary, Automobiles)	3.25	2-12-2032	145,000	137,944
Ford Motor Credit Company LLC (Financials, Consumer finance)	4.39	1-8-2026	325,000	334,750
Ford Motor Credit Company LLC (Financials, Consumer finance)	5.11	5-3-2029	550,000	588,665
Fortress Transportation & Infrastructure Investors LLC (Industrials, Trading companies & distributors) 144A	5.50	5-1-2028	405,000	391,939
Fortress Transportation & Infrastructure Investors LLC (Industrials, Trading companies & distributors) 144A	6.50	10-1-2025	290,000	297,897
Fortress Transportation & Infrastructure Investors LLC (Industrials, Trading companies & distributors) 144A	9.75	8-1-2027	34,000	37,230
GAP Incorporated (Consumer discretionary, Specialty retail) 144A	3.88	10-1-2031	100,000	92,802
G-III Apparel Group Limited (Consumer discretionary, Textiles, apparel & luxury goods) 144A	7.88	8-15-2025	115,000	121,325
Gray Escrow II Incorporated (Communication services, Media) 144A	5.38	11-15-2031	215,000	211,989
Gray Television Incorporated (Communication services, Media) 144A	4.75	10-15-2030	375,000	359,503
Great Lakes Dredge & Dock Company (Industrials, Construction & engineering) 144A	5.25	6-1-2029	340,000	347,650
Group 1 Automotive Incorporated (Consumer discretionary, Specialty retail) 144A	4.00	8-15-2028	150,000	143,561
Harvest Midstream LP (Energy, Oil, gas & consumable fuels) 144A	7.50	9-1-2028	150,000	156,221
Hat Holdings LLC (Financials, Diversified financial services) 144A	3.38	6-15-2026	140,000	134,750
Hawaiian Airlines Incorporated (Industrials, Airlines)	3.90	7-15-2027	178,933	175,171
Hawaiian Brand Intellectual Property Limited (Industrials, Airlines) 144A	5.75	1-20-2026	385,000	393,732
Hilcorp Energy Company (Energy, Energy equipment & services) 144A	5.75	2-1-2029	60,000	61,200
Hilcorp Energy Company (Energy, Energy equipment & services) 144A	6.00	2-1-2031	100,000	101,500
Hilcorp Energy Company (Energy, Energy equipment & services) 144A	6.25	11-1-2028	50,000	51,875
HUB International Limited (Financials, Insurance) 144A	5.63	12-1-2029	85,000	83,513
IAA Spinco Incorporated (Industrials, Commercial services & supplies) 144A	5.50	6-15-2027	225,000	230,909
IQVIA Incorporated (Information technology, Software) 144A	5.00	5-15-2027	125,000	127,838
Iron Mountain Incorporated (Real estate, Equity REITs) 144A	4.50	2-15-2031	300,000	284,457
Iron Mountain Incorporated (Real estate, Equity REITs) 144A	5.25	7-15-2030	270,000	268,097
Jefferies Finance LLC (Financials, Diversified financial services) 144A	5.00	8-15-2028	170,000	168,031
Kaiser Aluminum Corporation (Materials, Metals & mining) 144A	4.63	3-1-2028	75,000	71,949
Ladder Capital Finance Holdings LP (Financials, Thrifts & mortgage finance) 144A	4.25	2-1-2027	155,000	150,899
See accompanying notes to portfolio of investments

Allspring Global Dividend Opportunity Fund  |  7

Portfolio of investments—January 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States: 17.58% (continued)
Ladder Capital Finance Holdings LP (Financials, Thrifts & mortgage finance) 144A	4.75%	6-15-2029	$230,000	$ 225,092
Ladder Capital Finance Holdings LP (Financials, Thrifts & mortgage finance) 144A	5.25	10-1-2025	265,000	266,325
Lamar Media Corporation (Communication services, Media)	4.00	2-15-2030	45,000	43,200
Level 3 Financing Incorporated (Communication services, Diversified telecommunication services) 144A	3.63	1-15-2029	150,000	136,500
Level 3 Financing Incorporated (Communication services, Diversified telecommunication services) 144A	4.25	7-1-2028	100,000	95,405
LFS Topco LLC (Financials, Consumer finance) 144A	5.88	10-15-2026	80,000	81,883
Lithia Motors Incorporated (Consumer discretionary, Specialty retail) 144A	3.88	6-1-2029	90,000	88,425
Lithia Motors Incorporated (Consumer discretionary, Specialty retail) 144A	4.63	12-15-2027	50,000	51,250
Live Nation Entertainment Incorporated (Communication services, Entertainment) 144A	3.75	1-15-2028	195,000	188,175
Live Nation Entertainment Incorporated (Communication services, Entertainment) 144A	5.63	3-15-2026	135,000	137,363
Live Nation Entertainment Incorporated (Communication services, Entertainment) 144A	6.50	5-15-2027	205,000	220,646
LPL Holdings Incorporated (Financials, Diversified financial services) 144A	4.38	5-15-2031	245,000	240,117
LPL Holdings Incorporated (Financials, Diversified financial services) 144A	4.63	11-15-2027	85,000	86,374
Meritor Incorporated (Industrials, Machinery) 144A	4.50	12-15-2028	135,000	131,423
Mozart Debt Merger Sub Incorporated (Health care, Health care equipment & supplies) 144A	5.25	10-1-2029	225,000	218,813
MPH Acquisition Holdings LLC (Information technology, Software) 144A	5.50	9-1-2028	145,000	139,236
MPH Acquisition Holdings LLC (Information technology, Software) 144A	5.75	11-1-2028	515,000	463,361
Murphy Oil Corporation (Energy, Oil, gas & consumable fuels)	5.75	8-15-2025	30,000	30,450
Murphy Oil Corporation (Energy, Oil, gas & consumable fuels)	5.88	12-1-2027	50,000	50,741
Murphy Oil Corporation (Energy, Oil, gas & consumable fuels)	6.38	7-15-2028	195,000	201,685
Nabors Industries Limited (Energy, Oil, gas & consumable fuels) 144A	7.38	5-15-2027	130,000	133,398
Nabors Industries Limited (Energy, Oil, gas & consumable fuels) 144A	7.25	1-15-2026	75,000	71,813
Navient Corporation (Financials, Consumer finance)	5.00	3-15-2027	220,000	213,052
Navient Corporation (Financials, Consumer finance)	5.50	3-15-2029	220,000	214,676
Navient Corporation (Financials, Consumer finance)	5.63	8-1-2033	125,000	111,966
NCL Corporation Limited (Consumer discretionary, Hotels, restaurants & leisure) 144A	5.88	3-15-2026	135,000	128,588
NCL Corporation Limited (Consumer discretionary, Hotels, restaurants & leisure) 144A	12.25	5-15-2024	325,000	378,528
NCR Corporation (Information technology, Software) 144A	5.13	4-15-2029	45,000	44,901
NCR Corporation (Information technology, Software) 144A	6.13	9-1-2029	175,000	183,934
New Fortress Energy Incorporated (Energy, Oil, gas & consumable fuels) 144A	6.50	9-30-2026	355,000	331,925
Nexstar Broadcasting Incorporated (Communication services, Media) 144A	4.75	11-1-2028	105,000	103,763
Nexstar Broadcasting Incorporated (Communication services, Media) 144A	5.63	7-15-2027	225,000	230,625
See accompanying notes to portfolio of investments

8  |  Allspring Global Dividend Opportunity Fund

Portfolio of investments—January 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States: 17.58% (continued)
NextEra Energy Operating Partners LP (Utilities, Electric utilities) 144A	4.25%	9-15-2024	$2,000	$ 2,063
NextEra Energy Operating Partners LP (Utilities, Electric utilities) 144A	4.50	9-15-2027	250,000	253,125
Nielsen Finance LLC (Communication services, Media) 144A	5.63	10-1-2028	105,000	104,832
Nielsen Finance LLC (Communication services, Media) 144A	5.88	10-1-2030	475,000	475,869
NMG Holding Company Incorporated (Consumer discretionary, Specialty retail) 144A	7.13	4-1-2026	135,000	139,051
NSG Holdings LLC (Utilities, Independent power & renewable electricity producers) 144A	7.75	12-15-2025	327,415	347,060
Occidental Petroleum Corporation (Energy, Oil, gas & consumable fuels)	4.63	6-15-2045	420,000	406,875
Occidental Petroleum Corporation (Energy, Oil, gas & consumable fuels)	6.20	3-15-2040	125,000	144,688
Occidental Petroleum Corporation (Energy, Oil, gas & consumable fuels)	6.45	9-15-2036	550,000	668,085
Oceaneering International Incorporated (Energy, Energy equipment & services)	4.65	11-15-2024	90,000	90,573
Oceaneering International Incorporated (Energy, Energy equipment & services)	6.00	2-1-2028	275,000	275,319
Olympus Water US Holding Corporation (Materials, Chemicals) 144A	4.25	10-1-2028	200,000	190,992
Oppenheimer Holdings Incorporated (Financials, Capital markets)	5.50	10-1-2025	265,000	275,600
Outfront Media Capital Corporation (Communication services, Media) 144A	4.63	3-15-2030	200,000	191,500
Outfront Media Capital Corporation (Communication services, Media) 144A	5.00	8-15-2027	75,000	74,414
Pattern Energy Operations LP (Energy, Energy equipment & services) 144A	4.50	8-15-2028	575,000	576,760
PECF USS Intermediate Holding III Corporation (Financials, Consumer finance) 144A	8.00	11-15-2029	205,000	207,050
PG&E Corporation (Utilities, Electric utilities)	5.00	7-1-2028	25,000	25,000
PG&E Corporation (Utilities, Electric utilities)	5.25	7-1-2030	295,000	292,472
PRA Group Incorporated (Financials, Consumer finance) 144A	5.00	10-1-2029	355,000	350,563
PROG Holdings Incorporated (Financials, Consumer finance) 144A	6.00	11-15-2029	130,000	127,409
QORVO Incorporated (Information technology, Semiconductors & semiconductor equipment)	4.38	10-15-2029	50,000	51,688
QVC Incorporated (Communication services, Media)	4.75	2-15-2027	275,000	261,789
Rackspace Technology Company (Communication services, Interactive media & services) 144A	5.38	12-1-2028	370,000	345,025
Rent-A-Center Incorporated (Consumer discretionary, Specialty retail) 144A	6.38	2-15-2029	280,000	287,700
Rocket Mortgage LLC (Financials, Consumer finance) 144A	2.88	10-15-2026	225,000	213,967
Rocket Mortgage LLC (Financials, Consumer finance) 144A	4.00	10-15-2033	150,000	140,355
Rockies Express Pipeline LLC (Energy, Oil, gas & consumable fuels) 144A	6.88	4-15-2040	220,000	233,200
Royal Caribbean Cruises Limited (Consumer discretionary, Hotels, restaurants & leisure) 144A	5.38	7-15-2027	30,000	28,992
Royal Caribbean Cruises Limited (Consumer discretionary, Hotels, restaurants & leisure) 144A	5.50	8-31-2026	80,000	78,000
Royal Caribbean Cruises Limited (Consumer discretionary, Hotels, restaurants & leisure) 144A	5.50	4-1-2028	150,000	145,544
See accompanying notes to portfolio of investments

Allspring Global Dividend Opportunity Fund  |  9

Portfolio of investments—January 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States: 17.58% (continued)
Royal Caribbean Cruises Limited (Consumer discretionary, Hotels, restaurants & leisure) 144A	9.13%	6-15-2023	$275,000	$ 289,713
Royal Caribbean Cruises Limited (Consumer discretionary, Hotels, restaurants & leisure) 144A	10.88	6-1-2023	125,000	133,838
Ryan Specialty Group LLC (Financials, Insurance) 144A%%	4.38	2-1-2030	50,000	49,750
Sabre GLBL Incorporated (Information technology, IT services) 144A	9.25	4-15-2025	565,000	634,529
Salem Media Group Incorporated (Communication services, Media) 144A	6.75	6-1-2024	205,000	203,975
Scripps Escrow II Incorporated (Communication services, Media) 144A	5.38	1-15-2031	170,000	168,152
Scripps Escrow II Incorporated (Communication services, Media) 144A	5.88	7-15-2027	25,000	25,500
Scripps Escrow II Incorporated (Communication services, Media) 144A	3.88	1-15-2029	40,000	38,174
Seaworld Parks & Entertainment (Communication services, Entertainment) 144A	5.25	8-15-2029	280,000	272,807
Select Medical Corporation (Health care, Health care providers & services) 144A	6.25	8-15-2026	290,000	298,068
Service Corporation International (Consumer discretionary, Diversified consumer services)	7.50	4-1-2027	15,000	17,625
Service Properties Trust Company (Real estate, Equity REITs)	3.95	1-15-2028	105,000	92,400
Service Properties Trust Company (Real estate, Equity REITs)	4.38	2-15-2030	125,000	107,500
Service Properties Trust Company (Real estate, Equity REITs)	4.75	10-1-2026	110,000	102,234
Service Properties Trust Company (Real estate, Equity REITs)	4.95	2-15-2027	275,000	255,750
Service Properties Trust Company (Real estate, Equity REITs)	5.25	2-15-2026	83,000	79,626
Service Properties Trust Company (Real estate, Equity REITs)	7.50	9-15-2025	70,000	73,768
Six Flags Entertainment Company (Consumer discretionary, Hotels, restaurants & leisure) 144A	5.50	4-15-2027	55,000	55,413
Southwestern Energy Company (Energy, Oil, gas & consumable fuels)	4.75	2-1-2032	90,000	89,848
Southwestern Energy Company (Energy, Oil, gas & consumable fuels)	7.75	10-1-2027	200,000	213,066
Southwestern Energy Company (Energy, Oil, gas & consumable fuels)	8.38	9-15-2028	125,000	137,150
Spirit AeroSystems Holdings Incorporated (Industrials, Aerospace & defense) 144A	5.50	1-15-2025	105,000	107,625
Spirit AeroSystems Holdings Incorporated (Industrials, Aerospace & defense) 144A	7.50	4-15-2025	85,000	88,161
Spirit Loyalty Cayman Limited (Industrials, Airlines) 144A	8.00	9-20-2025	150,000	162,518
Springleaf Finance Corporation (Financials, Consumer finance)	5.38	11-15-2029	225,000	228,454
Springleaf Finance Corporation (Financials, Consumer finance)	6.63	1-15-2028	25,000	26,834
Springleaf Finance Corporation (Financials, Consumer finance)	7.13	3-15-2026	175,000	192,383
Springleaf Finance Corporation (Financials, Consumer finance)	8.25	10-1-2023	100,000	108,000
SS&C Technologies Incorporated (Information technology, Software) 144A	5.50	9-30-2027	175,000	180,726
Starwood Property Trust Incorporated (Financials, Mortgage REITs) 144A	4.38	1-15-2027	215,000	214,241
Starwood Property Trust Incorporated (Financials, Mortgage REITs)	4.75	3-15-2025	165,000	168,713
Starwood Property Trust Incorporated (Financials, Mortgage REITs) 144A	5.50	11-1-2023	145,000	149,531
See accompanying notes to portfolio of investments

10  |  Allspring Global Dividend Opportunity Fund

Portfolio of investments—January 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States: 17.58% (continued)
Stevens Holding Company Incorporated (Industrials, Machinery) 144A	6.13%	10-1-2026	$375,000	$ 391,406
Tallgrass Energy Partners LP (Energy, Oil, gas & consumable fuels) 144A	6.00	12-31-2030	145,000	138,475
Tallgrass Energy Partners LP (Energy, Oil, gas & consumable fuels) 144A	6.00	9-1-2031	85,000	80,980
Tenet Healthcare Corporation (Health care, Health care providers & services) 144A	4.88	1-1-2026	150,000	150,678
Tenet Healthcare Corporation (Health care, Health care providers & services) 144A	7.50	4-1-2025	25,000	26,044
Tenneco Incorproated (Consumer discretionary, Auto components) 144A	5.13	4-15-2029	225,000	208,386
TerraForm Power Operating LLC (Utilities, Independent power & renewable electricity producers) 144A	4.75	1-15-2030	75,000	75,390
TerraForm Power Operating LLC (Utilities, Independent power & renewable electricity producers) 144A	5.00	1-31-2028	550,000	556,875
Townsquare Media Incorporated (Communication services, Media) 144A	6.88	2-1-2026	315,000	327,137
TransDigm Group Incorporated (Industrials, Aerospace & defense)	4.88	5-1-2029	195,000	187,220
TransDigm Group Incorporated (Industrials, Aerospace & defense) 144A	6.25	3-15-2026	100,000	103,250
TransDigm Group Incorporated (Industrials, Aerospace & defense)	7.50	3-15-2027	125,000	129,711
Uber Technologies Incorporated (Industrials, Road & rail) 144A	4.50	8-15-2029	180,000	174,600
Uber Technologies Incorporated (Industrials, Road & rail) 144A	8.00	11-1-2026	355,000	376,446
United Airlines Incorporated (Industrials, Airlines) 144A	4.63	4-15-2029	225,000	222,631
United Shore Financial Services LLC (Financials, Diversified financial services) 144A	5.50	11-15-2025	275,000	266,344
United Wholesale Mortgage LLC (Financials, Thrifts & mortgage finance) 144A	5.50	4-15-2029	280,000	256,452
USA Compression Partners LP (Energy, Energy equipment & services)	6.88	4-1-2026	175,000	177,692
Vertical US Newco Incorporated (Materials, Paper & forest products) 144A	5.25	7-15-2027	300,000	303,750
Veture Global LNG Incorporated (Energy, Oil, gas & consumable fuels) 144A	3.88	11-1-2033	45,000	44,527
Vistra Operations Company LLC (Utilities, Independent power & renewable electricity producers) 144A	5.63	2-15-2027	250,000	255,008
Vizient Incorporated (Health care, Health care providers & services) 144A	6.25	5-15-2027	275,000	281,875
W.R. Grace Holdings LLC (Energy, Energy equipment & services) 144A	5.63	8-15-2029	170,000	164,050
WASH Multifamily Acquisition Incorporated (Consumer discretionary, Household durables) 144A	5.75	4-15-2026	220,000	222,750
Werner FinCo LP (Industrials, Machinery) 144A	8.75	7-15-2025	345,000	355,350
Western Midstream Operating LP (Energy, Oil, gas & consumable fuels)	5.30	3-1-2048	275,000	303,875
Zayo Group Holdings Incorporated (Communication services, Diversified telecommunication services) 144A	6.13	3-1-2028	275,000	259,435
				44,932,651
Total Corporate bonds and notes (Cost $44,701,093)				44,997,895
See accompanying notes to portfolio of investments

Allspring Global Dividend Opportunity Fund  |  11

Portfolio of investments—January 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Loans: 1.98%
Alliance Laundry Systems LLC (1 Month LIBOR +3.50%) (Industrials, Machinery) ±	4.25%	10-8-2027	$48,964	$ 48,964
Asurion LLC (1 Month LIBOR +5.25%) (Financials, Insurance) ±	5.36	1-31-2028	220,000	220,183
Asurion LLC (1 Month LIBOR +5.25%) (Financials, Insurance) ±	5.36	1-20-2029	60,000	60,038
Bausch Health Companies Incorporated (U.S. SOFR +5.25%) (Health care, Pharmaceuticals) <±%%	5.75	1-27-2027	135,000	133,861
Claros Mortgage Trust Incoporated (U.S. SOFR +4.50%) (Financials, Mortgage REITs) ‡±	5.00	8-9-2026	155,000	155,194
Clearwater Paper Corporation (1 Month LIBOR +3.00%) (Materials, Paper & forest products) ‡±	3.13	7-26-2026	8,333	8,313
Consolidated Communications Holdings Incorporated (1 Month LIBOR +3.50%) (Communication services, Wireless telecommunication services) ±	4.25	10-2-2027	76,000	75,739
DIRECTV Financing LLC (1 Month LIBOR +5.00%) (Communication services, Media) ±	5.75	8-2-2027	273,700	273,872
Emerald Topco Incorporated (1 Month LIBOR +3.50%) (Information technology, Software) ±	3.80	7-24-2026	171,063	170,079
Flex Acquisition Company Incorporated (1 Month LIBOR +3.50%) (Materials, Containers & packaging) ±	4.00	3-2-2028	122,457	122,197
GIP II Blue Holdings LP (1 Month LIBOR +4.50%) (Energy, Oil, gas & consumable fuels) ±	5.50	9-29-2028	184,538	184,353
Great Outdoors Group LLC (1 Month LIBOR +3.75%) (Consumer discretionary, Specialty retail) ±	4.50	3-6-2028	144,274	144,124
Hubbard Radio LLC (3 Month LIBOR +4.25%) (Communication services, Media) ‡±	5.25	3-28-2025	195,550	196,284
Intelsat Jackson Holdings SA (U.S. SOFR +4.25%) (Communication services, Diversified telecommunication services) <±%%	4.75	1-26-2029	285,000	283,433
Mallinckrodt International Finance SA (3 Month LIBOR +5.25%) (Financials, Diversified financial services) ±	6.00	9-24-2024	278,401	259,957
Medrisk Incorporated (1 Month LIBOR +3.75%) (Health care, Health care providers & services) ±	4.50	5-10-2028	139,650	139,450
Mileage Plus Holdings LLC (1 Month LIBOR +5.25%) (Industrials, Airlines) ±	6.25	6-21-2027	295,000	311,078
Naked Juice LLC (U.S. SOFR +3.25%) (Consumer staples, Beverages) <±%%	3.75	1-19-2029	28,364	28,313
Naked Juice LLC (U.S. SOFR +3.25%) (Consumer staples, Beverages) <±%%	3.75	1-24-2029	1,636	1,633
National Mentor Holdings Incorporated (1 Month LIBOR +3.75%) (Health care, Health care providers & services) ±	3.75	3-2-2028	2,682	2,652
National Mentor Holdings Incorporated (1 Month LIBOR +3.75%) (Health care, Health care providers & services) ±	4.50	3-2-2028	57,506	56,851
National Mentor Holdings Incorporated (1 Month LIBOR +3.75%) (Health care, Health care providers & services) ±	4.50	3-2-2028	1,820	1,799
Nexus Buyer LLC (1 Month LIBOR +6.25%) (Information technology, Software) ±	6.75	10-29-2029	180,000	179,888
Padagis LLC (1 Month LIBOR +4.75%) (Health care, Health care providers & services) ‡±	5.25	7-6-2028	70,588	70,368
Polaris Newco LLC (1 Month LIBOR +4.00%) (Industrials, Commercial services & supplies) ±	4.50	6-2-2028	339,150	338,879
See accompanying notes to portfolio of investments

12  |  Allspring Global Dividend Opportunity Fund

Portfolio of investments—January 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Loans (continued)
Project Ruby Ultimate Parent Corporation (1 Month LIBOR +3.25%) (Health care, Health care technology) ±	4.00%	3-3-2028	$114,138	$ 113,763
Resolute Investment Managers Incorporated (1 Month LIBOR +4.25%) (Financials, Diversified financial services) ‡±	5.25	4-30-2024	92,297	92,125
Resolute Investment Managers Incorporated (1 Month LIBOR +8.00%) (Financials, Diversified financial services) ‡±	9.00	4-30-2025	148,199	148,940
Ring Container Technologies (1 Month LIBOR +3.75%) (Industrials, Commercial services & supplies) ±	4.27	8-12-2028	40,000	40,030
Russell Investments US Institutional Holdco Incorporated (1 Month LIBOR +3.00%) (Financials, Diversified financial services) ±	4.50	5-30-2025	210,000	209,649
Surgery Center Holdings Incorporated (1 Month LIBOR +3.75%) (Health care, Health care equipment & supplies) ±	4.50	8-31-2026	168,289	167,984
The Geo Group Incorporated (3 Month LIBOR +2.00%) (Real estate, Equity REITs) <±%%	2.11	3-22-2024	150,000	140,103
Truck Hero Incorporated (1 Month LIBOR +3.25%) (Consumer discretionary, Auto components) ±	4.00	1-31-2028	139,298	138,855
United Airlines Incorporated (1 Month LIBOR +3.75%) (Industrials, Airlines) ±	4.50	4-21-2028	69,475	69,446
Vertical US Newco Incorporated (1 Month LIBOR +3.50%) (Materials, Paper & forest products) ±	4.00	7-30-2027	128,382	128,382
Werner FinCo LP (3 Month LIBOR +4.00%) (Industrials, Machinery) ‡±	5.00	7-24-2024	207,829	207,829
Wilsonart LLC (1 Month LIBOR +3.50%) (Consumer discretionary, Household durables) ±	4.50	12-19-2026	138,950	138,580
Total Loans (Cost $5,070,001)				5,063,188

	Dividend yield	Shares
Preferred stocks: 0.24%
United States: 0.24%
CoBank ACB (3 Month LIBOR +1.18%) (Financials, Banks) 144A†±	1.34	750	605,625
Total Preferred stocks (Cost $495,000)			605,625

	Interest rate	Maturity date	Principal
Yankee corporate bonds and notes: 2.13%
Canada: 1.03%
Air Canada 2020-1 Class C Pass-Through Trust (Industrials, Airlines) 144A	10.50	7-15-2026	$405,000	494,186
Bausch Health Companies Incorporated (Health care, Pharmaceuticals) 144A	4.88	6-1-2028	85,000	80,566
Bausch Health Companies Incorporated (Health care, Pharmaceuticals) 144A	5.25	1-30-2030	230,000	184,891
Bausch Health Companies Incorporated (Health care, Pharmaceuticals) 144A	5.50	11-1-2025	75,000	75,588
Bausch Health Companies Incorporated (Health care, Pharmaceuticals) 144A	6.13	4-15-2025	203,000	206,908
See accompanying notes to portfolio of investments

Allspring Global Dividend Opportunity Fund  |  13

Portfolio of investments—January 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Canada: 1.03% (continued)
Bausch Health Companies Incorporated (Health care, Pharmaceuticals) 144A	7.00%	1-15-2028	$25,000	$ 22,406
Bausch Health Companies Incorporated (Health care, Pharmaceuticals) 144A	7.25	5-30-2029	150,000	135,000
Bausch Health Companies Incorporated (Health care, Pharmaceuticals) 144A	8.50	1-31-2027	50,000	50,563
Baytex Energy Corporation (Energy, Oil, gas & consumable fuels) 144A	8.75	4-1-2027	325,000	347,750
Bombardier Incorporated (Industrials, Aerospace & defense) 144A	6.00	2-15-2028	45,000	43,565
Bombardier Incorporated (Industrials, Aerospace & defense) 144A	7.13	6-15-2026	65,000	66,056
Bombardier Incorporated (Industrials, Aerospace & defense) 144A	7.88	4-15-2027	280,000	283,774
NorthRiver Midstream Finance LP (Energy, Oil, gas & consumable fuels) 144A	5.63	2-15-2026	295,000	299,425
Ritchie Brothers Auctioneers Incorporated (Industrials, Commercial services & supplies) 144A	5.38	1-15-2025	275,000	279,538
Telesat Canada (Communication services, Wireless telecommunication services) 144A	5.63	12-6-2026	85,000	71,907
				2,642,123
India: 0.21%
Carlyle Aviation Elevate Merger Subsidiary Limited (Industrials, Trading companies & distributors) 144A	7.00	10-15-2024	570,000	549,338
Ireland: 0.14%
Ardagh Packaging Finance plc (Materials, Containers & packaging) 144A	5.25	4-30-2025	25,000	25,567
Ardagh Packaging Finance plc (Materials, Containers & packaging) 144A	5.25	8-15-2027	210,000	205,800
Castlelake Aviation Finance (Financials, Diversified financial services) 144A	5.00	4-15-2027	140,000	136,458
				367,825
Luxembourg: 0.11%
Intelsat Jackson Holdings SA (Communication services, Diversified telecommunication services) †	5.50	8-1-2023	650,000	283,563
Monaco: 0.08%
Navios Maritime Holdings Incorporated (Industrials, Transportation infrastructure) ♦‡	9.75	4-15-2024	244,225	195,246
Netherlands: 0.27%
Sensata Technologies BV (Industrials, Electrical equipment) 144A	4.00	4-15-2029	85,000	83,995
Sensata Technologies BV (Industrials, Electrical equipment) 144A	5.00	10-1-2025	97,000	102,214
Sensata Technologies BV (Industrials, Electrical equipment) 144A	5.63	11-1-2024	100,000	105,500
Teva Pharmaceutical Finance Netherlands III BV (Health care, Pharmaceuticals)	4.75	5-9-2027	45,000	43,538
See accompanying notes to portfolio of investments

14  |  Allspring Global Dividend Opportunity Fund

Portfolio of investments—January 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Netherlands: 0.27% (continued)
Teva Pharmaceutical Finance Netherlands III BV (Health care, Pharmaceuticals)	5.13%	5-9-2029	$90,000	$ 87,300
Teva Pharmaceutical Finance Netherlands III BV (Health care, Pharmaceuticals)	6.00	4-15-2024	260,000	264,871
				687,418
Spain: 0.08%
Grifols Escrow Issuer SA (Health care, Biotechnology) 144A	4.75	10-15-2028	200,000	198,788
Switzerland: 0.06%
VistaJet (Industrials, Airlines) 144A	6.38	2-1-2030	145,000	144,094
United Kingdom: 0.15%
Connect U.S. Finco LLC (Communication services, Wireless telecommunication services) 144A	6.75	10-1-2026	125,000	129,560
VMED O2 UK Financing I plc (Communication services, Wireless telecommunication services) 144A	4.75	7-15-2031	275,000	262,812
				392,372
Total Yankee corporate bonds and notes (Cost $5,904,648)				5,460,767

		Yield	Shares
Short-term investments: 2.20%
Investment companies: 2.20%
Allspring Government Money Market Fund Select Class ♠∞##		0.03	5,618,665	5,618,665
Total Short-term investments (Cost $5,618,665)				5,618,665
Total investments in securities (Cost $258,629,269)	117.81%			301,085,470
Other assets and liabilities, net	(17.81)			(45,521,990)
Total net assets	100.00%			$255,563,480

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
±	Variable rate investment. The rate shown is the rate in effect at period end.
<	All or a portion of the position represents an unfunded loan commitment. The rate represents the current interest rate if the loan is partially funded.
‡	Security is valued using significant unobservable inputs.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
##	All or a portion of this security is segregated for when-issued securities and unfunded loans.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
%%	The security is purchased on a when-issued basis.

Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
See accompanying notes to portfolio of investments

Allspring Global Dividend Opportunity Fund  |  15

Portfolio of investments—January 31, 2022 (unaudited)
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$8,304,960	$29,630,146	$(32,316,441)	$0	$0	$5,618,665	5,618,665	$332
Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call
iShares MSCI EAFE ETF	Morgan Stanley Company	(1,405)	$(11,521,000)	$82.00	2-4-2022	$0
iShares MSCI EAFE ETF	Morgan Stanley Company	(1,461)	(12,053,250)	82.50	2-11-2022	(2)
iShares MSCI EAFE ETF	Morgan Stanley Company	(1,000)	(7,500,000)	75.00	2-18-2022	(166,000)
iShares MSCI EAFE ETF	Morgan Stanley Company	(854)	(7,088,200)	83.00	2-18-2022	(19)
iShares MSCI EAFE ETF	Morgan Stanley Company	(2,307)	(18,456,000)	80.00	2-18-2022	(4,261)
iShares MSCI EAFE ETF	Morgan Stanley Company	(1,235)	(9,386,000)	76.00	2-25-2022	(130,293)
iShares MSCI Emerging Markets ETF	Morgan Stanley Company	(197)	(1,014,550)	51.50	2-4-2022	(10)
iShares MSCI Emerging Markets ETF	Morgan Stanley Company	(47)	(225,600)	48.00	2-11-2022	(5,187)
iShares MSCI Emerging Markets ETF	Morgan Stanley Company	(1,984)	(10,316,800)	52.00	2-18-2022	(5,952)
S&P 500 Index	Morgan Stanley Company	(7)	(3,178,000)	4,540.00	2-4-2022	(18,305)
S&P 500 Index	Morgan Stanley Company	(9)	(4,090,500)	4,545.00	2-11-2022	(39,465)
S&P 500 Index	Morgan Stanley Company	(38)	(17,195,000)	4,525.00	2-18-2022	(261,060)
S&P 500 Index	Morgan Stanley Company	(1)	(450,500)	4,505.00	2-18-2022	(7,995)
S&P 500 Index	Morgan Stanley Company	(27)	(12,055,500)	4,465.00	2-25-2022	(312,525)
S&P 500 Index	Morgan Stanley Company	(7)	(3,237,500)	4,625.00	2-25-2022	(24,290)
S&P 500 Index	Morgan Stanley Company	(1)	(512,500)	5,125.00	4-14-2022	(345)
SPDR Euro STOXX 50 ETF	Morgan Stanley Company	(240)	(1,080,000)	45.00	2-18-2022	(27,000)
						$(1,002,709)
See accompanying notes to portfolio of investments

16  |  Allspring Global Dividend Opportunity Fund

Notes to portfolio of investments—January 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2022, such fair value pricing was used in pricing certain foreign securities.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price. Non-listed options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-

Allspring Global Dividend Opportunity Fund  |  17

Notes to portfolio of investments—January 31, 2022 (unaudited)

issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
As of January 31, 2022, the Fund had unfunded loan commitments of $589,879.
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.
The Fund may also purchase call or put options. Premiums paid are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

18  |  Allspring Global Dividend Opportunity Fund

Notes to portfolio of investments—January 31, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$3,757,007	$0	$3,757,007
Canada	4,071,756	0	0	4,071,756
China	1,823,942	5,888,048	0	7,711,990
Denmark	0	2,948,537	0	2,948,537
France	0	17,732,917	0	17,732,917
Germany	0	5,645,654	0	5,645,654
Japan	0	10,582,551	0	10,582,551
Netherlands	0	6,486,067	0	6,486,067
South Africa	3,143,805	0	0	3,143,805
South Korea	0	9,473,496	0	9,473,496
Sweden	0	2,735,186	0	2,735,186
Switzerland	0	2,600,546	0	2,600,546
Taiwan	4,062,855	0	0	4,062,855
United Kingdom	0	21,182,220	0	21,182,220
United States	137,204,743	0	0	137,204,743
Corporate bonds and notes	0	44,997,895	0	44,997,895
Loans	0	4,184,135	879,053	5,063,188
Preferred stocks
United States	0	605,625	0	605,625
Yankee corporate bonds and notes	0	5,265,521	195,246	5,460,767
Short-term investments
Investment companies	5,618,665	0	0	5,618,665
Total assets	$155,925,766	$144,085,405	$1,074,299	$301,085,470
Liabilities
Written options	$993,230	$9,479	$0	$1,002,709
Total liabilities	$993,230	$9,479	$0	$1,002,709
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended January 31, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring Global Dividend Opportunity Fund  |  19